State Street SPDR MSCI USA StrategicFactors ETF Investment Objectives and Goals - State Street SPDR MSCI USA StrategicFactors ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® MSCI USA StrategicFactorsSM ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR MSCI USA StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market.